Discontinued Operations	12 Months Ended
Dec. 31, 2013
Notes
Discontinued Operations

NOTE 18 - DISCONTINUED OPERATIONS

On January 24, 2014, the Company entered into an Acquisition Agreement (the Agreement).  Pursuant to the Agreement, the buyers purchased from the Company, all of the issued and outstanding common stock of HVAC Controls Specialties, Inc. (HVAC), its wholly-owned subsidiary.  The purchase price for HVAC was $160,000 to be paid as follows: $40,000 for the release of accrued compensation, $30,000 for the assumption of the debts of HVAC and $90,000 in the form of a promissory note. Accordingly, the Company’s financial statements have been retroactively restated for all periods presented to reflect the assets, liabilities and operations of HVAC as discontinued.

Revenues of the discontinued operations were $2,252,245, $1,499,108 and $405,059 during the years ended December 31, 2013, 2012 and 2011, respectively.